Offerings	Jul. 29, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625% Senior Notes due 2035 of Lazard Group LLC
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	999.32
Maximum Aggregate Offering Price	$ 299,796,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 45,898.77
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), and relates to the Registration Statement on Form S-3 (No. 333-285808) filed by the Registrants on March 14, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 5.625% Senior Notes due 2035 of Lazard Group LLC
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	Lazard, Inc. will fully and unconditionally guarantee the senior notes listed above issued by Lazard Group LLC. No separate consideration will be received therefor. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to such guarantees.